FINANCIAL INSTRUMENTS AND FINANCIAL RISK MANAGEMENT (Schedule of Maturities of Financial Liabilities) (Details) ₪ in Millions	Dec. 31, 2017 ILS (₪)
Principal payments of long term indebtedness:
Total undisco-unted	₪ 2,924
Add offering expenses and discounts	4
Total discounted	2,928
Notes payable series C [Member]
Principal payments of long term indebtedness:
Total undisco-unted	213	[1]
Notes payable series D [Member]
Principal payments of long term indebtedness:
Total undisco-unted	437
Borrowing O [Member]
Principal payments of long term indebtedness:
Total undisco-unted	100	[2]
Borrowing P [Member]
Principal payments of long term indebtedness:
Total undisco-unted	125
Expected interest payments of long term borrowings and notes payables [Member]
Principal payments of long term indebtedness:
Total undisco-unted	140	[1],[3]
Trade and other payables [Member]
Principal payments of long term indebtedness:
Total undisco-unted	865
Borrowing Q [Member]
Principal payments of long term indebtedness:
Total undisco-unted	125
Notes payable series F [Member]
Principal payments of long term indebtedness:
Total undisco-unted	644
Borrowing K [Member]
Principal payments of long term indebtedness:
Total undisco-unted	75	[3]
Borrowing L [Member]
Principal payments of long term indebtedness:
Total undisco-unted	200	[2]
Less than one year [Member]
Principal payments of long term indebtedness:
Total undisco-unted	1,637
Less than one year [Member] | Notes payable series C [Member]
Principal payments of long term indebtedness:
Total undisco-unted	213	[1]
Less than one year [Member] | Notes payable series D [Member]
Principal payments of long term indebtedness:
Total undisco-unted	109
Less than one year [Member] | Borrowing K [Member]
Principal payments of long term indebtedness:
Total undisco-unted	75	[3]
Less than one year [Member] | Borrowing L [Member]
Principal payments of long term indebtedness:
Total undisco-unted	200	[2]
Less than one year [Member] | Borrowing O [Member]
Principal payments of long term indebtedness:
Total undisco-unted	100	[2]
Less than one year [Member] | Borrowing P [Member]
Principal payments of long term indebtedness:
Total undisco-unted	7
Less than one year [Member] | Expected interest payments of long term borrowings and notes payables [Member]
Principal payments of long term indebtedness:
Total undisco-unted	68	[1],[3]
Less than one year [Member] | Trade and other payables [Member]
Principal payments of long term indebtedness:
Total undisco-unted	865
2019 [Member]
Principal payments of long term indebtedness:
Total undisco-unted	184
2019 [Member] | Notes payable series D [Member]
Principal payments of long term indebtedness:
Total undisco-unted	109
2019 [Member] | Borrowing P [Member]
Principal payments of long term indebtedness:
Total undisco-unted	29
2019 [Member] | Expected interest payments of long term borrowings and notes payables [Member]
Principal payments of long term indebtedness:
Total undisco-unted	23	[1],[3]
2019 [Member] | Borrowing Q [Member]
Principal payments of long term indebtedness:
Total undisco-unted	23
2020 [Member]
Principal payments of long term indebtedness:
Total undisco-unted	309
2020 [Member] | Notes payable series D [Member]
Principal payments of long term indebtedness:
Total undisco-unted	109
2020 [Member] | Borrowing P [Member]
Principal payments of long term indebtedness:
Total undisco-unted	29
2020 [Member] | Expected interest payments of long term borrowings and notes payables [Member]
Principal payments of long term indebtedness:
Total undisco-unted	19	[1],[3]
2020 [Member] | Borrowing Q [Member]
Principal payments of long term indebtedness:
Total undisco-unted	23
2020 [Member] | Notes payable series F [Member]
Principal payments of long term indebtedness:
Total undisco-unted	129
2021 to 2022 [Member]
Principal payments of long term indebtedness:
Total undisco-unted	496
2021 to 2022 [Member] | Notes payable series D [Member]
Principal payments of long term indebtedness:
Total undisco-unted	110
2021 to 2022 [Member] | Borrowing P [Member]
Principal payments of long term indebtedness:
Total undisco-unted	60
2021 to 2022 [Member] | Expected interest payments of long term borrowings and notes payables [Member]
Principal payments of long term indebtedness:
Total undisco-unted	23	[1],[3]
2021 to 2022 [Member] | Borrowing Q [Member]
Principal payments of long term indebtedness:
Total undisco-unted	45
2021 to 2022 [Member] | Notes payable series F [Member]
Principal payments of long term indebtedness:
Total undisco-unted	258
2023 to 2024 [Member]
Principal payments of long term indebtedness:
Total undisco-unted	298
2023 to 2024 [Member] | Expected interest payments of long term borrowings and notes payables [Member]
Principal payments of long term indebtedness:
Total undisco-unted	7	[1],[3]
2023 to 2024 [Member] | Borrowing Q [Member]
Principal payments of long term indebtedness:
Total undisco-unted	34
2023 to 2024 [Member] | Notes payable series F [Member]
Principal payments of long term indebtedness:
Total undisco-unted	₪ 257

[1]	Linked to the CPI as of December 31, 2017.
[2]	The Company early repaid the borrowings in March 2018 (see note 15(5)).
[3]	The Company intends to early repay the borrowings in 2018 (see note 15 (5)).